Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Property, Plant and Equipment, Net
Note 10. Property, Plant and Equipment, net
a)
An analysis of activity in property, plant and equipment, net for the years, 2020, 2021 and 2022 is as follows:

	At December 31, 2019		Additions		Retirements		Business combinations		Revaluation adjustments		Transfers			Effect of translation of foreign subsidiaries and hyperinflation adjustment		Depreciation for the year (3)		At December 31, 2020
Cost
Network in operation and equipment	Ps.	990,673,603	Ps.	90,387,449	Ps.	(19,574,391)	Ps.	996,974	Ps.	107,152,628	Ps.	(62,050,212)		Ps.	(49,993,808)	Ps.	—	Ps.	1,057,592,243
Land and buildings		50,801,253		570,062		(2,853,037)		—		—		—			369,300		—		48,887,578
Other assets		162,340,564		17,474,218		(14,454,598)		55,848		—		—			(8,393,187)		—		157,022,845
Construction in process and advances plant suppliers (1)		81,539,174		59,635,316		(68,661,847)		1,099		—		—			(5,011,829)		—		67,501,913
Spare parts for operation of the network		34,233,093		30,721,413		(37,829,818)		—		—		—			(2,328,430)		—		24,796,258

Total		1,319,587,687		198,788,458		(143,373,691)		1,053,921		107,152,628		(62,050,212)			(65,357,954)		—		1,355,800,837

Accumulated depreciation
Network in operation and equipment		580,370,101		—		(25,726,856)		—		—		(62,050,212	) (2)		(50,897,558)		89,571,831		531,267,306
Buildings		9,467,308		—		(1,663,796)		—		—		—			(622,253)		1,906,140		9,087,399
Other assets		90,332,191		—		(9,317,821)		—		—		—			(5,120,175)		16,549,822		92,444,017
Spare parts for operation of the network		74,717		—		(176,131)		—		—		—			38,898		135,000		72,484

Total	Ps.	680,244,317	Ps.	—	Ps.	(36,884,604)	Ps.	—	Ps.	—	Ps.	(62,050,212)		Ps.	(56,601,088)	Ps.	108,162,793	Ps.	632,871,206

Net Cost	Ps.	639,343,370	Ps.	198,788,458	Ps.	(106,489,087)	Ps.	1,053,921	Ps.	107,152,628	Ps.	—		Ps.	(8,756,866)	Ps.	(108,162,793)	Ps.	722,929,631

(1)	Construction in progress includes fixed and mobile network facilities as well as satellite developments and fiber optic which is in the process of being installed
(2)	This transfer in 2020 relates to the accumulated depreciation as at the revaluation date that was eliminated against the gross carrying amount of the revalued asset.

(3)	Restated for discontinued operations

	At December 31, 2020		Additions		Retirements (2)		Transfers		Effect of translation of foreign subsidiaries and hyperinflation adjustment		Depreciation for the year (3)		At December 31, 2021
Cost
Network in operation and equipment	Ps.	1,057,592,243	Ps.	89,696,150	Ps.	(45,044,049)	Ps.	53,531,590	Ps.	(44,061,097)	Ps.	—	Ps.	1,111,714,837
Land and buildings		48,887,578		784,460		(473,785)		38,250		(1,216,894)		—		48,019,609
Other assets		157,022,845		10,782,903		(11,994,756)		(1,800,756)		(1,870,104)		—		152,140,132
Construction in process and advances plant suppliers (1)		67,501,913		83,366,813		(47,178,796)		(38,944,421)		(1,420,843)		—		63,324,666
Spare parts for operation of the network		24,796,258		46,909,494		(23,108,928)		(13,824,767)		(974,011)		—		33,798,046

Total		1,355,800,837		231,539,820		(127,800,314)		(1,000,104)		(49,542,949)		—		1,408,997,290

Accumulated depreciation
Network in operation and equipment		531,267,306		—		(24,322,904)		638,066		(29,767,613)		96,857,203		574,672,058
Buildings		9,087,399		—		(219,030)		(221,937)		(667,957)		1,871,028		9,849,503
Other assets		92,444,017		—		(10,522,319)		549,855		(1,879,241)		12,667,367		93,259,679
Spare parts for operation of the network		72,484		—		(92,421)		—		(26,823)		66,131		19,371

Total	Ps.	632,871,206	Ps.	—	Ps.	(35,156,674)	Ps.	965,984	Ps.	(32,341,634)	Ps.	111,461,729	Ps.	677,800,611

Net Cost	Ps.	722,929,631	Ps.	231,539,820	Ps.	(92,643,640)	Ps.	(1,966,088)	Ps.	(17,201,315)	Ps.	(111,461,729)	Ps.	731,196,679

(1)	Construction in progress includes fixed and mobile network facilities as well as satellite developments and fiber optic which is in the process of being installed
(2)	Includes disposals related to the sale of TracFone. See Note 2Ac.
(3)	Restated for discontinued operations

	At December 31 2021		Additions		Retirements (2)		Business combinations (3)		Revaluation adjustments (5)		Transfer		Incorporation (merger, spin- off, sale) (4)		Effect of translation of foreign subsidiaries and hyperinflation adjustment		Depreciation for the year		At December 31, 2022
Cost
Network in operation and equipment	Ps .	1,111,714,837	Ps .	56,307,013	Ps .	(64,315,475)	Ps .	1,415,252	Ps .	(55,639,215)	Ps .	63,171,840	Ps .	(18,399,253)	Ps .	(68,236,057)	Ps .	—	Ps .	1,026,018,942
Land and buildings		48,019,609		596,165		(2,021,550)						737,667		—		(3,577,615)				43,754,276
Other assets		152,140,132		12,325,614		(13,642,510)		23,723				559,935		(698,522)		(5,468,249)				145,240,123
Construction in process and advances plant suppliers (1)		63,324,666		96,511,498		(49,559,746)		36,707				(48,393,706)		(72,194)		(2,027,587)				59,819,638
Spare parts for operation of the network		33,798,046		61,327,596		(30,957,726)						(19,923,388)		(6,995)		(1,879,058)				42,358,475

Total	Ps .	1,408,997,290	Ps .	227,067,886	Ps .	(160,497,007)	Ps .	1,475,682	Ps .	(55,639,215)	Ps .	(3,847,652)	Ps .	(19,176,964)	Ps .	(81,188,566)	Ps .	—	Ps .	1,317,191,454

Accumulated depreciation
Network in operation and equipment	Ps .	574,672,058	Ps .	—	Ps .	(52,703,338)	Ps .	—	Ps .	(4,098,583)	Ps .	(71,627)	Ps .	4,827,813	Ps .	(52,313,781)	Ps .	95,577,534	Ps .	565,890,076
Buildings		9,849,503				(622,956)						47,578		(219,174)		(2,356,617)		1,701,274		8,399,608
Other assets		93,259,679				(9,711,246)						298,060		(8,940,398)		(3,146,276)		13,814,586		85,574,405
Spare parts for the operation of the network		19,371				(115,552)								6,717		(84,295)		274,914		101,155

Total	Ps .	677,800,611	Ps .	—	Ps .	(63,153,092)	Ps .	—	Ps .	(4,098,583)	Ps .	274,011	Ps .	(4,325,042)	Ps .	(57,900,969)	Ps .	111,368,308	Ps .	659,965,244

Net Cost	Ps .	731,196,679	Ps .	227,067,886	Ps .	(97,343,915)	Ps .	1,475,682	Ps .	(51,540,632)	Ps .	(4,121,663)	Ps .	(14,851,922)	Ps .	(23,287,597)	Ps .	(111,368,308)	Ps .	657,226,210

(1)	Construction in progress includes fixed and mobile network facilities as well as satellite developments and fiber optic which is in the process of being installed.
(2)
Includes disposals of Chile’s separation process as a result of the Claro Chile, SpA joint venture. See Note 12b. Also includes disposals related to the sale of Claro Panama. See Note 2Ac and disposals related to the partial
sale Claro Peru’s towers to Sitios Latam as of December 31, 2022.

(3)	“Business Combination” includes the acquisition of Assets of Grupo Oi, Jonava and Ustore, in Brazil. See Note 12a.
(4)	“Incorporation (merger, spin-off, sale)” includes disposals associated as spin-off of assets to Sitios Latam described in Note 12d.

(5)
¨Revaluation adjustments” include the surplus associated with the 29,090 telecommunications towers, for an amount of $50,880,804 that was transferred as part of the spin-off of assets to Sitios Latam described in Note 12d.

The completion period of construction in progress is variable and depends upon the type of plant and equipment under construction.
b) Revaluation of telecommunications towers
The fair value of the passive infrastructure of telecommunications towers was determined using the “income approach” method through a discounted cash flow model (DCF) where, among others, inputs such as average rents per tower were used, contract term and discount rates considering market information.
As of December 31, 2020 , date of the revaluation, the fair value of the passive infrastructure of the telecommunications towers was determined by a valuation specialist with experience in the industry. The change in revaluation was not material for recognition in 2021 and 2022.
c) Relevant information related to the computation
of
the capitalized borrowing costs is as follows:

	Year ended December 31,
	2020	2021	2022
Amount invested in the acquisition of qualifying assets	Ps. 46,528,232	Ps. 38,573,605	Ps. 30,161,647
Capitalized interest	1,771,613	1,527,259	1,514,654
Capitalization rate	3.8%	4.0%	5.0%
Capitalized interest is being amortized over a period of estimated useful life of the related assets.